Discontinued Operations and Disposition (Details) - Schedule of discontinued operations - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of discontinued operations [Abstract]
Revenues		$ 109,363
Cost of revenues		89,405
Gross profit		19,958
Operating expenses		147,935
Other income, net		2,664
Loss before income taxes		125,313
Income tax expense		2,165
Loss from discontinued operations		127,478
Loss from disposal, net of taxes
Total loss from discontinued operations		$ 127,478